Commitments and Contingencies - Additional Information (Detail) $ in Thousands						1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 01, 2024 USD ($)	Sep. 26, 2024 USD ($)	Jul. 28, 2023 USD ($)	May 11, 2023 USD ($)	Aug. 31, 2019 USD ($)	Jul. 31, 2021	Jul. 31, 2019 agreement	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 25, 2024 USD ($)
Other Commitments [Line Items]
Research and development								$ 3,111	$ 3,721	$ 23,650	$ 15,866
Operating lease cost								24	22	$ 96	90
Option to extend										true
Operating lease right-of-use assets								199		$ 216	262
Operating lease liabilities								280		304
Operating lease liability - current								106		103	93
Operating cash outflows relating to operating leases								50	49	197	194
Non-cash lease payments								95
Future non-cash lease payments								312		343
Cara Therapeutics, Inc.
Other Commitments [Line Items]
Research and development								319	21,964	32,805	108,510	$ 91,879
Operating Lease, renewable term				5 years
Operating lease right-of-use assets								0		0	4,864
Operating lease liabilities								0		0
Operating cash outflows relating to operating leases										4,363	$ 1,992
Cara Therapeutics, Inc. | New Corporate Headquarters Office Space [Member]
Other Commitments [Line Items]
Lease, annual fixed rent				$ 1,300
Lease, fixed rent, annual increase, percent				2.50%
Option to extend				true
Lessee, operating lease, discount rate, basis spread on variable rate				7.75%							7.75%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Discount rate - operating leases											12.83%
Lessee, operating lease, incentives			$ 2,900
Operating lease right-of-use assets			6,779
Operating lease liabilities			$ 6,672
Lease incentives reimbursed										2,094	$ 808
Lease incentives remaining to be reimbursed										0
Operating Lease, expense										766	$ 524
Lessee, operating lease, discount rate, variable rate basis, floor				2.75%							2.75%
Cara Therapeutics, Inc. | New Corporate Headquarters Office Space [Member] | Research and Development [Member]
Other Commitments [Line Items]
Operating Lease, expense										368	$ 367
Cara Therapeutics, Inc. | New Corporate Headquarters Office Space [Member] | General and Administrative [Member]
Other Commitments [Line Items]
Operating Lease, expense										398	157
Cara Therapeutics, Inc. | Assignment of New Lease
Other Commitments [Line Items]
Operating lease, cash lease payments		$ 3,238
Operating lease, release payments		1,125
Operating lease, non-cash lease payments	$ 3,417
Operating lease, initial direct costs capitalized		577
Operating lease liability - current		3,417											$ 7,780
Operating cash outflows relating to operating leases		$ 4,363
Impairment charge in ROU asset										4,274
Future non-cash lease payments										0
Cara Therapeutics, Inc. | Old Stamford Operating Lease [Member]
Other Commitments [Line Items]
Operating lease cost											1,624	1,624
Cara Therapeutics, Inc. | Old Stamford Operating Lease [Member] | Research and Development [Member]
Other Commitments [Line Items]
Operating lease cost											1,137	1,137
Cara Therapeutics, Inc. | Old Stamford Operating Lease [Member] | General and Administrative [Member]
Other Commitments [Line Items]
Operating lease cost											487	487
Cara Therapeutics, Inc. | Patheon [Member]
Other Commitments [Line Items]
Reduced demand payment for manufacturing commitments											1,700
Cara Therapeutics, Inc. | New Stamford Lease [Member]
Other Commitments [Line Items]
Letter of credit amount outstanding											1,500
Cara Therapeutics, Inc. | Non-Exclusive License Agreement [Member] | Enteris Biopharma, Inc. [Member]
Other Commitments [Line Items]
Upfront fee					$ 8,000
Payment of milestone payment								$ 0	$ 0	$ 0	$ 0	5,000
Research and development												$ 5,000
License agreement expiration period, first commercial sale					10 years
Upfront fee payment, cash					$ 4,000
Upfront fee payment, stock					$ 4,000
Agreement termination period for material breach					60 days
Agreement termination period for material breach of a payment obligation					30 days
Agreement termination period for challenged patent rights					30 days
Agreement termination period prior to first regulatory approval					30 days
Agreement termination period after first regulatory approval					60 days
Cara Therapeutics, Inc. | MSA [Member] | Patheon and Patheon Manufacturing Services LLC [Member]
Other Commitments [Line Items]
Number of related product agreements | agreement							2
Cara Therapeutics, Inc. | MSA [Member] | Patheon [Member]
Other Commitments [Line Items]
Agreement renewal term							2 years
Agreement initial term, expiration date							Dec. 31, 2024
Agreement expiration date							Dec. 31, 2026
Cara Therapeutics, Inc. | API Commercial Supply Agreement - PPL [Member]
Other Commitments [Line Items]
Agreement renewal term						5 years
Cara Therapeutics, Inc. | MSA or Product Agreement [Member] | Patheon [Member]
Other Commitments [Line Items]
Agreement initial term, expiration date							Either party may terminate the MSA or a Product Agreement upon written notice if the other party (1) has failed to remedy a material breach within a specified time or (2) is declared insolvent or bankrupt, voluntarily files a petition of bankruptcy or assigns such agreement for the benefit of creditors. The Company may terminate a Product Agreement (a) upon 90 days’ prior written notice if any governmental agency takes any action that prevents the Company from selling the relevant product in the relevant territory, (b) upon six months’ prior written notice if it does not intend to order manufacturing services due to a product’s discontinuance in the market, or (c) upon 90 days’ prior written notice if it determines that the manufacture or supply of a product likely infringes third-party rights. Patheon may terminate the MSA or a Product Agreement (i) upon six months’ prior written notice if the Company assigns such agreement to an assignee that is unacceptable to Patheon for certain reasons, or (ii) upon 30 days’ prior written notice if, after the first year of commercial sales, the Company forecasts zero volume for 12 months.
Termination notice effective period upon government agency restrictions							90 days
Termination notice effective period upon discontinuance in the market							6 months
Termination notice period if likely infringes on third-party rights							90 days
Termination notice period if assignee is unacceptable							6 months
Termination notice period if zero volume is forecasted after first year of commercial sales							30 days